DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)							3 Months Ended			4 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) shares		Dec. 09, 2021 USD ($)	Dec. 08, 2021 USD ($) shares	Aug. 04, 2021 USD ($)	Jun. 13, 2021 shares	Mar. 31, 2022 USD ($) segment shares		Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) segment shares		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Reverse recapitalization, aggregate consideration				$ 550,000,000
Contingent consideration											$ 0		$ 12,644,170	$ 0
Cash and cash equivalents	$ 69,935,000						$ 69,935,000		$ 22,476,000	$ 69,935,000	105,027,484		30,043,046	12,889,931
Restricted cash	2,768,000						2,768,000			2,768,000	2,768,000		0
Net loss							(36,211,000)		(14,205,000)		(69,222,605)		(34,436,576)	(65,402,000)
Net cash used in operating activities							$ (36,352,000)		(6,258,000)		$ (53,468,949)		(24,096,484)	(45,880,562)
Number of reportable segments | segment							2				2
Allowance for doubtful accounts	157,000						$ 157,000			157,000	$ 95,558		205,384	176,653			$ 141,282
Cash, FDIC insured amount	250,000						250,000			250,000	250,000
Inventory write-down							0		0		394,848		0	0
Deferred costs	0						0			0
Forward purchase receivable	58,184,000			$ 65,062,000			58,184,000			58,184,000	60,050,189		0
Number of shares issued (in shares) | shares				3,250,000		3,250,000
Amortization of debt discount							423,000		0		237,800		0	0
Interest expense							3,023,000		112,000		2,140,915		445,846	301,155
Recapitalization exchange ratio			0.9498	0.9498
Employer contributions							$ 0				$ 0		0	0
Expected dividend yield							0.00%				0.00%
Delivery costs							$ 40,531,000		35,929,000		$ 145,388,571		161,270,544	164,091,469
Research and development expense							476,000		476,000		2,018,564		2,485,573	2,856,051
Advertising expense							11,695,000		5,707,000		21,959,556		4,912,269	20,703,071
Future advertising expenses	1,390,000						1,390,000			1,390,000	78,041		9,192	500,184
Operating lease assets	10,520,000	[1]					10,520,000	[1]		10,520,000 [1]	0	[1]			$ 11,298,000
Present value of lease liabilities	10,974,000						10,974,000			10,974,000					11,742,000
Deferred rent and incentive balances															$ 444,000
Trade Accounts Receivable [Member]
Subsidiary, Sale of Stock [Line Items]
Receivables	$ 2,177,000						2,177,000			$ 2,177,000	2,318,000
Shipping and Handling [Member]
Subsidiary, Sale of Stock [Line Items]
Delivery costs							$ 7,272,000		$ 6,633,000		$ 26,128,045		$ 25,275,183	$ 26,360,878
Common Class A [Member] | ACM [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares	734,702						233,593			734,702	501,109
Software and Software Development Costs [Member]
Subsidiary, Sale of Stock [Line Items]
Useful life							4 years				4 years
Largest Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage							31.60%				40.90%		54.30%
Line of Credit [Member] | Secured Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount					$ 45,000,000											$ 7,500,000
Debt instrument covenant, minimum unrestricted cash balance					$ 15,000,000
Debt instrument covenant, retail gross margin percentage					8.00%
MaxDelivery LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Cash consideration			$ 4,000,000								$ 4,000,000
Equity consideration			3,000,000								3,000,000
Contingent consideration			$ 1,711,000								$ 1,711,000

[1]	Figures as of March 31, 2022 reflect the Company’s January 1, 2022 adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases. For additional details, see Note 1.